Pensions and Other Post-Employment Benefits - Sensitivity of Defined Benefit and OPEB Obligation to Changes in Relevant Actuarial Assumptions (Detail) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Future Salary Growth Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase	$ 0
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Health Care Cost Trend Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase	$ 0
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%
One Year Change in Assumed Life Expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase	$ 0
Reasonably Possible Decrease In Actuarial Assumption, Life Expectancy	1 year
Reasonably Possible Increase In Actuarial Assumption, Life Expectancy	1 year
Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase	$ (54,000,000)	$ (43,000,000)
Decrease	$ 66,000,000	$ 51,000,000
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%